10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments Carried At Fair Value Tables
Schedule of financial instruments
	Book Value	Fair Value	Book Value	Fair Value
	December 31, 2017		December 31, 2016
Assets
Cash and cash equivalents	$209,663	$209,663	$13,718	$13,718
Restricted cash	$953	$953	$1,125	$1,125
Liabilities
Current portion of debt	$1,410,000	$1,410,000	$1,681,989	$1,681,989
Current and non-current portion of unsecured convertible promissory notes, net	$611,144	$611,144	$230,583	$230,583
Derivative liability	$13,013,260	$13,013,260	$7,493,066	$7,493,066
Accrued stock-based compensation	$64,000	$64,000	$1,700,000	$1,700,000

Derivative Liability	Allocated to Debt Discount	Movement	Balance at December 31, 2016	Allocated to Debt Discount	Movement	Balance at December 31, 2017
YP Holdings, LLC (Conversion type 1)	$3,150,000	$2,049,875	$5,199,875	$(910,400)	$2,557,718	$6,847,193
Various financial institutions and third parties (Conversion type 2)	1,454,209	838,982	$2,293,191	502,000	2,269,154	$5,064,345
Financial institution (Conversion type 3)	—	—	—	710,000	391,722	1,101,722
Total	$4,604,209	$2,888,857	$7,493,066	$301,600	$5,218,594	$13,013,260

Derivative Expense	Day One Loss	(Gain)/Loss in Change in Fair Value of Embedded Derivative Liability	Ending Balance
YP Holdings, LLC (Conversion type 1)	$4,471,289	$(321,410)	$4,149,879
Various financial institutions and third parties (Conversion type 2)	970,536	(131,558)	838,978
Year ended December 31, 2016	$5,441,825	$(452,968)	$4,988,857
YP Holdings, LLC (Conversion type 1)	$—	$4,114,627	$4,114,627
Various financial institutions and third parties (Conversion type 2)	870,813	1,398,341	2,269,154
Financial institution (Conversion type 3)	914,541	(527,859)	386,682
Year ended December 31, 2017	$1,785,354	$4,985,109	$6,770,463

Year ended December 31, 2017	Commitment Date	Re-measurement Date	Year ended December 31, 2016	Commitment Date	Re-measurement Date
Expected dividends:	0%	0%	Expected dividends:	0%	0%
Expected volatility:	246.51% - 368.52%	367.11%	Expected volatility:	250.12%	250.12%
Expected term:	1 - 9 Years	1 - 9 Years	Expected term:	10 Year	10 Year
Risk free interest rate:	2.31% - 2.62%	2.40%	Risk free interest rate:	1.46% - 2.33%	2.45%

	Total	Level 1	Level 2	Level 3
December 31, 2017
Assets
Cash and cash equivalents	$209,663	$209,663	$—	$—
Restricted cash	$953	$953	$—	$—
Liabilities
Current portion of debt	$1,410,000	$—	$1,410,000	$—
Current and non-current portion of unsecured convertible promissory notes, net	$611,144	$—	$611,144	$—
Derivative liability	$13,013,260	$—	$—	$13,013,260
Accrued stock-based compensation	$64,000	$—	$64,000	$—
December 31, 2016
Assets
Cash and cash equivalents	$13,718	$13,718	$—	$—
Restricted cash	$1,125	$1,125	$—	$—
Liabilities
Current portion of debt	$1,681,989	$—	$1,681,989	$—
Current and non-current portion of unsecured convertible promissory notes, net	$230,583	$—	$230,583	$—
Derivative liability	$7,493,066	$—	$—	$7,493,066
Accrued stock-based compensation	$1,700,000	$—	$1,700,000	$—